Financial Instruments and Financial Risk Management - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 1 of Fair Value Hierarchy [Member] | Investments in Share [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	$ 2,763	$ 3,322
Purchase of securities	259	583
Transfer from equity method to FVTPL	622	9,103
Deconsolidation of Jeffs’ Brands	1,343
Transfer from Level 3 to Level 1	488
Sale of securities	(2,900)	(7,039)
Net changes in fair value	2,292	(3,206)
Ending balance	4,867	2,763
Level 1 of Fair Value Hierarchy [Member] | Investments in Warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	6	9
Purchase of securities
Transfer from equity method to FVTPL
Deconsolidation of Jeffs’ Brands	42
Transfer from Level 3 to Level 1	7
Sale of securities	(1)
Net changes in fair value	(17)	(3)
Ending balance	37	6
Level 1 of Fair Value Hierarchy [Member] | Investments in Mutual Funds [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	2,769	3,331
Purchase of securities	259	583
Transfer from equity method to FVTPL	622	9,103
Deconsolidation of Jeffs’ Brands	1,385
Transfer from Level 3 to Level 1	495
Sale of securities	(2,901)	(7,039)
Net changes in fair value	2,275	(3,209)
Ending balance	4,904	2,769
Level 1 of Fair Value Hierarchy [Member] | Investments in Shares and Warrants Roll-Forward [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	1,050	800
Purchase of securities		250
Conversion of SAFEs
Transfer from equity method to FVTPL	141
Deconsolidation of Jeffs’ Brands
Transfer to investments in shares	(488)
Net changes in fair value	728
Ending balance	1,431	1,050
Level 3 of Fair Value Hierarchy [Member] | Investments in Share [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	120	416
Purchase of securities	71
Conversion of SAFEs
Transfer from equity method to FVTPL
Deconsolidation of Jeffs’ Brands	117
Transfer to investments in shares	(7)
Net changes in fair value	489	(296)
Ending balance	790	120
Level 3 of Fair Value Hierarchy [Member] | Investments in Warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance		822
Purchase of securities
Conversion of SAFEs		(964)
Transfer from equity method to FVTPL
Deconsolidation of Jeffs’ Brands
Net changes in fair value		142
Ending balance
Level 3 of Fair Value Hierarchy [Member] | Investments in SAFEs [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	1,170	2,038
Purchase of securities	71	250
Conversion of SAFEs		(964)
Transfer from equity method to FVTPL	141
Deconsolidation of Jeffs’ Brands	117
Transfer to investments in shares	(495)
Net changes in fair value	1,217	(154)
Ending balance	2,221	1,170
Level 3 of Fair Value Hierarchy [Member] | Loans to Associates and Others Roll-Forward [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	510
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		(181)
Net changes in fair value	(10)	(246)
Ending balance	500	510
Level 3 of Fair Value Hierarchy [Member] | Investments in Shares, Warrants and SAFEs Roll-Forward [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	62	62
Loans granted to associates and others
Net changes in fair value	2
Loan conversion
Ending balance	64	62
Level 3 of Fair Value Hierarchy [Member] | Loan to Revoltz [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance		940
Loans granted to associates and others
Net changes in fair value		(219)
Loan conversion		(721)
Ending balance
Level 3 of Fair Value Hierarchy [Member] | Loan to Solterra Energy [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	78
Loans granted to associates and others		80
Net changes in fair value	22	(2)
Loan conversion	(100)
Ending balance		78
Level 3 of Fair Value Hierarchy [Member] | Loan to Polyrizon [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	1,545
Loans granted to associates and others		1,545
Net changes in fair value	211
Loan conversion
Ending balance	1,756	1,545
Level 3 of Fair Value Hierarchy [Member] | Loan to Zig Miami 54 [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	1,685	1,002
Loans granted to associates and others		1,625
Net changes in fair value	235	(221)
Loan conversion	(100)	(721)
Ending balance	1,820	1,685
Level1 and Level 3 of Fair Value Hierarchy [Member] | Shares Receivable [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	510
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		(181)
Net changes in fair value	(10)	(246)
Ending balance	$ 500	$ 510